Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 4,739,472	$ 1,477,143	$ 354,254
Grants receivable	239,539	84,344
Prepaid expenses - clinical operations			0
Prepaid expenses	302,155	334,629	44,408
Other current assets	400	14,675
Total current assets	5,281,566	1,910,791	398,662
Property and equipment, net	81,597	57,053	24,487
Goodwill	6,826,003	6,826,003
Other long term assets	11,017	11,017	14,285
Total assets	12,200,183	8,804,864	437,434
Current liabilities:
Accounts payable	2,066,431	1,313,247	66,977
Accrued compensation	318,815	230,381	169,123
Accrued clinical operations and site costs	516,957	494,110	773,523
Related party liabilities			240,000
Accrued lease contingency fee	590,504	590,504
Other accrued expenses	445,904	245,421	24,963
Warrant liability		92,463
Total current liabilities	3,938,611	2,966,126	1,274,586
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		1,838,025	12,525,182
Stockholders' equity:
Common stock	125,255	28,029	2,305
Additional paid-in capital	53,077,718	24,492,450	607,913
Accumulated deficit	(44,943,783)	(24,550,308)	(13,972,552)
Total stockholders' equity	8,261,572	4,000,713	(13,362,334)
Total liabilities, redeemable convertible preferred stock and stockholders' equity	12,200,183	8,804,864	437,434
Redeemable Mabvax Series A [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value			5,787,906
Redeemable Mabvax Series B [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value			6,737,276
Redeemable Mabvax Ther. Series B [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		1,838,025
Series A-1 Convertible Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock		4,029,576
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock		966
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Convertible preferred stock	$ 2,382